PREPAYMENTS AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Advanced payments	$ 2,345,959	$ 376,746	$ 7,185
Suppliers [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Advanced payments	$ 2,345,959	$ 376,746	$ 7,185